Business Combination - Summary Of Common Stock Issued In Consummation Of Business Combination (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Blue Water shares outstanding prior to the Business Combination	0
Total shares of the Company's common stock outstanding immediately following the Business Combination	24,025,817	0
BusinessCombinationMember
Business Acquisition [Line Items]
Blue Water shares outstanding prior to the Business Combination	21,725,817	3,839,469
Conversion of Legacy Clarus convertible notes		8,529,846
Conversion of additional capital provided by Old Clarus convertible note and senior note holders		2,549,938
Conversion of Senior Secured Note principal and royalty rights for common stock		1,905,000
Total shares of the Company's common stock outstanding immediately following the Business Combination		21,725,817
BusinessCombinationMember | Series D Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion of Legacy Clarus Series D Preferred Stock		4,901,564